Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of share capital
	Ordinary Shares
	2020(*)	2021
Issued and paid-up share capital as at December 31	172,052	257,376
Authorized share capital	250,000	500,000

Schedule of issued share capital
	Ordinary Shares
	2020	2021
Issued as at January 1	4,179	172,052
Issued for cash during the period	163,542	74,100
Issued for purchase of companies during the period	-	7,162
Conversion into shares of convertible notes during the period	1,395	-
Exercise of warrants during the period	2,918	2,690
Exercise of share options during the period	18	1,372
Issued and paid-in share capital as at December 31	172,052	257,376